SEWARD & KISSEL LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                          December 30, 2019

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:   AB Relative Value Fund, Inc. (the "Fund")
            File Nos. 002-11023 and 811-00126
            -----------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 138 under the 1933 Act and Amendment No. 77 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Fund. We are making this filing solely to reflect certain changes to the principal strategies of the Fund (as disclosed in the first two paragraphs under "Principal Strategies" in the Fund Prospectus).

      Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                          Sincerely,

                                          /s/   Lancelot A. King
                                          ----------------------
                                                Lancelot A. King
Attachment

cc:  Stephen J. Laffey
     Paul M. Miller